SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Non-Operating Income (Expenses), Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of supplementary financial statement information [Abstract]
Issuance costs	$ (762)	$ 0	$ (784)
Changes in fair value of warrants	6,425	(1,936)	(5,142)
Other	7	106	225
Non-operating income, net	$ 5,670	$ (1,830)	$ (5,701)